Document and Entity Information	Jan. 06, 2026
Cover [Abstract]
Entity Registrant Name	Alkermes plc.
Amendment Flag	false
Entity Central Index Key	0001520262
Document Type	8-K
Document Period End Date	Jan. 06, 2026
Entity Incorporation State Country Code	L2
Entity File Number	001-35299
Entity Tax Identification Number	98-1007018
Entity Address, Address Line One	Connaught House
Entity Address, Address Line Two	1 Burlington Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 C5Y6
City Area Code	353
Local Phone Number	1-772-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, $0.01 par value
Trading Symbol	ALKS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false